Income Taxes - Summary of Components of Tax Expenses and Benefit (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure representing major components of tax expense income [line items]
Withholding tax cash payment for interest and other taxes	$ 1,200	$ 70,200
Deferred tax assets	473,742	296,399
Mongolia [member]
Disclosure representing major components of tax expense income [line items]
Deferred tax assets relating to tax losses that expire if not recovered against taxable profits	294,500
Deferred tax assets	418,300	253,400
Deferred tax assets relating to accrued but unpaid interest expense and other temporary differences	123,800
Additional deferred tax assets	164,900
Additional deferred tax assets, current	81,900
Canada [member]
Disclosure representing major components of tax expense income [line items]
Deferred tax assets	$ 55,500	$ 43,000